Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2015
Business and credit concentrations
Schedule of Major Suppliers

	Year ended March 31,
Suppliers	2013		2014		2015
	RMB	%	RMB	%	RMB	US$	%

China Bright Group Co. Limited	—	—	14,336	23	15,683	2,530	25
Hangzhou Baitong Biological Technology Co., Ltd.	7,783	15	—	—	6,600	1,065	10
Shanghai Qiangzhi Biological Technology Co., Ltd.	11,152	22	7,195	11	—	—	—
Cesca Therapeutics Inc.	—	—	10,841	17	—	—	—

Total	18,935	37	32,372	51	22,283	3,595	35